Schedule of Investments (unaudited)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.1%
Clear Channel Outdoor Holdings Inc., 7.50%, 06/01/29 (Call 06/01/24)(a)	$30	$23,775
Lamar Media Corp., 4.88%, 01/15/29 (Call 01/15/24)	10	9,362
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 01/15/29 (Call 01/15/24)(a)	15	12,701
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	35	29,782
		75,620
Aerospace & Defense — 1.9%
Bombardier Inc., 7.50%, 02/01/29 (Call 02/01/26)(a)(b)	25	24,742
Howmet Aerospace Inc., 3.00%, 01/15/29 (Call 11/15/28)	20	17,506
Spirit AeroSystems Inc., 9.38%, 11/30/29 (Call 11/30/25)(a)	30	32,143
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	35	31,241
4.88%, 05/01/29 (Call 05/01/24)	25	22,502
		128,134
Agriculture — 0.3%
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	25	21,759

Airlines — 2.3%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	90	87,240
Delta Air Lines Inc., 3.75%, 10/28/29 (Call 07/28/29)(b)	15	13,579
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/25)(a)	60	54,395
		155,214
Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29 (Call 03/15/24)(a)	10	8,502
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	10	8,605
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)	15	11,779
		28,886
Auto Manufacturers — 1.4%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	15	14,558
Ford Motor Credit Co. LLC
2.90%, 02/10/29 (Call 12/10/28)	25	20,883
5.11%, 05/03/29 (Call 02/03/29)	45	41,951
Jaguar Land Rover Automotive PLC, 5.50%, 07/15/29 (Call 07/15/24)(a)	15	13,212
		90,604
Auto Parts & Equipment — 1.4%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)	20	17,046
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)	22	18,919
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)(b)	25	23,049
IHO Verwaltungs GmbH, 6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(c)	20	18,639
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(a)	20	16,216
		93,869
Beverages — 0.7%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(a)	25	21,949
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(a)	25	21,253
		43,202
Security	Par (000)	Value

Building Materials — 1.0%
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(a)	$10	$8,263
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	10	8,756
PGT Innovations Inc., 4.38%, 10/01/29 (Call 08/01/24)(a)	20	18,561
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/24)(a)	20	18,854
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(a)	15	10,789
		65,223
Chemicals — 2.7%
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)	20	17,246
Chemours Co. (The), 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	20	16,946
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)	20	15,908
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)	10	8,363
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	20	18,304
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	20	19,365
Olympus Water U.S. Holding Corp., 6.25%, 10/01/29 (Call 10/01/24)(a)	10	7,384
SCIH Salt Holdings Inc., 6.63%, 05/01/29 (Call 05/01/24)(a)	20	17,521
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)	35	29,000
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	35	29,554
		179,591
Coal — 0.2%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	15	12,986

Commercial Services — 6.1%
ADT Security Corp. (The), 4.13%, 08/01/29 (Call 08/01/28)(a)	30	26,119
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	30	22,924
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	10	8,880
APi Escrow Corp., 4.75%, 10/15/29 (Call 10/15/24)(a)	10	8,902
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(a)	10	8,697
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	25	21,717
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.38%, 03/01/29 (Call 03/01/24)(a)	20	18,597
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(a)	10	8,665
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	15	12,591
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(a)	15	12,490
Gartner Inc., 3.63%, 06/15/29 (Call 06/15/24)(a)	20	17,664
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(a)	30	24,780
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(a)	20	16,964
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	80	73,590
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	30	27,325
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	10	8,151
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	20	18,126
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	15	13,774
Service Corp. International/U.S., 5.13%, 06/01/29 (Call 06/01/24)(b)	25	23,790
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)	10	6,088
Sotheby’s/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	10	7,750
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(a)	10	8,439
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	15	13,089
		409,112
Computers — 1.6%
Conduent Business Services LLC/Conduent State & Local
Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	15	12,603

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	$25	$21,587
NCR Corp.
5.13%, 04/15/29 (Call 04/15/24)(a)	35	31,323
6.13%, 09/01/29 (Call 09/01/24)(a)	15	15,245
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	15	13,228
8.25%, 12/15/29 (Call 05/30/26)(a)(b)	15	15,711
		109,697
Cosmetics & Personal Care — 0.4%
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	15	13,919
Edgewell Personal Care Co., 4.13%, 04/01/29 (Call 04/01/24)(a)	15	13,119
		27,038
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29 (Call 11/15/24)(a)	10	8,685
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	7	5,946
		14,631
Diversified Financial Services — 2.4%
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(a)	10	9,003
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)	10	8,565
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/13/24)(a)(b)	7	6,171
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	17	14,933
Navient Corp., 5.50%, 03/15/29 (Call 06/15/28)	25	21,542
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)	25	21,630
9.00%, 01/15/29 (Call 07/15/25)	15	15,241
PennyMac Financial Services Inc., 4.25%, 02/15/29 (Call 02/15/24)(a)	20	16,523
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	10	7,630
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.63%, 03/01/29 (Call 03/09/24)(a)(b)	25	21,288
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 03/30/24)(a)	20	17,584
		160,110
Electric — 1.8%
Calpine Corp., 4.63%, 02/01/29 (Call 02/01/24)(a)	20	17,235
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	10	8,813
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)	10	8,891
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)	15	12,410
5.25%, 06/15/29 (Call 06/15/24)(a)	25	22,552
TransAlta Corp., 7.75%, 11/15/29 (Call 11/15/25)	15	15,532
Vistra Operations Co. LLC, 4.38%, 05/01/29 (Call 05/01/24)(a)	40	35,314
		120,747
Electrical Components & Equipment — 0.3%
Energizer Holdings Inc., 4.38%, 03/31/29 (Call 09/30/23)(a)	25	21,702

Electronics — 1.8%
II-VI Inc., 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	30	27,012
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)	60	52,688
Sensata Technologies BV, 4.00%, 04/15/29 (Call 03/18/24)(a)	30	26,560
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(a)	15	12,787
		119,047
Security	Par (000)	Value

Engineering & Construction — 0.9%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(a)	$10	$9,032
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(a)	15	13,574
Global Infrastructure Solutions Inc., 5.63%, 06/01/29 (Call 06/01/24)(a)	10	8,420
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)	10	8,489
TopBuild Corp., 3.63%, 03/15/29 (Call 03/15/24)(a)	10	8,795
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(a)	10	9,245
		57,555
Entertainment — 4.3%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	30	20,687
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	20	18,239
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(a)(b)	35	30,808
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	15	13,447
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)	10	8,856
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(a)	25	23,762
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	15	13,701
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 03/23/24)(a)	25	17,090
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	25	22,208
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(a)(b)	10	8,265
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29 (Call 09/01/24)(a)	20	15,242
Resorts World Las Vegas LLC, 4.63%, 04/16/29 (Call 01/16/29)(d)	30	24,862
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(a)	15	14,993
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	25	22,586
WMG Acquisition Corp., 3.75%, 12/01/29 (Call 12/01/24)(a)	15	13,148
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29 (Call 07/01/29)(a)	25	22,652
		290,546
Environmental Control — 1.6%
Clean Harbors Inc., 5.13%, 07/15/29 (Call 07/15/24)(a)	10	9,572
Covanta Holding Corp., 4.88%, 12/01/29 (Call 12/01/24)(a)	25	22,217
GFL Environmental Inc.
4.38%, 08/15/29 (Call 08/15/24)(a)	15	13,365
4.75%, 06/15/29 (Call 06/15/24)(a)	25	22,787
Madison IAQ LLC, 5.88%, 06/30/29 (Call 06/30/24)(a)	32	26,850
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)	15	13,258
		108,049
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 03/15/29 (Call 09/15/23)(a)	40	34,811
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(a)(b)	30	26,605
Post Holdings Inc., 5.50%, 12/15/29 (Call 12/15/24)(a)	40	37,140
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(a)	25	20,807

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
U.S. Foods Inc., 4.75%, 02/15/29 (Call 02/15/24)(a)	$30	$27,610
		146,973
Food Service — 0.2%
TKC Holdings Inc., 10.50%, 05/15/29 (Call 05/15/24)(a)	20	15,432

Forest Products & Paper — 0.5%
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	15	10,371
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	27	22,149
		32,520
Health Care - Products — 3.6%
Avantor Funding Inc., 3.88%, 11/01/29 (Call 11/01/24)(a)(b)	25	21,882
Hologic Inc., 3.25%, 02/15/29 (Call 09/28/23)(a)	30	26,258
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)	140	122,675
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	80	71,035
		241,850
Health Care - Services — 2.8%
Acadia Healthcare Co. Inc., 5.00%, 04/15/29 (Call 10/15/23)(a)	15	13,920
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	12	10,445
Catalent Pharma Solutions Inc., 3.13%, 02/15/29 (Call 02/15/24)(a)(b)	17	14,195
Charles River Laboratories International Inc., 3.75%, 03/15/29 (Call 03/15/24)(a)	15	13,275
CHS/Community Health Systems Inc., 6.00%, 01/15/29 (Call 01/15/24)(a)	28	24,193
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	20	17,878
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(a)	25	21,732
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	15	10,761
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(a)	20	19,854
Tenet Healthcare Corp., 4.25%, 06/01/29 (Call 06/01/24)	45	40,327
		186,580
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)	30	27,306
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)(b)	25	20,270
		47,576
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/29 (Call 08/01/24)(a)	10	8,653
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)(b)	10	9,836
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (Call 06/15/24)(a)	10	8,274
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(a)	15	13,046
KB Home, 4.80%, 11/15/29 (Call 05/15/29)	7	6,473
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(a)(b)	10	8,437
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(a)	15	13,422
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 04/01/29 (Call 04/01/24)	7	6,215
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	15	12,895
		87,251
Home Furnishings — 0.3%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 04/15/24)(a)	25	21,693
Security	Par (000)	Value

Household Products & Wares — 0.4%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)(b)	$20	$17,176
Spectrum Brands Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)	10	9,039
		26,215
Housewares — 0.6%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)(b)	15	15,019
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 (Call 10/15/24)	15	13,167
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)	20	12,400
		40,586
Insurance — 1.7%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	20	17,218
6.00%, 08/01/29 (Call 08/01/24)(a)	15	12,836
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(a)	15	13,303
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	25	22,893
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(a)	15	13,063
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(a)	25	22,293
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)	15	13,380
		114,986
Internet — 1.3%
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(a)	25	21,514
Match Group Holdings II LLC, 5.63%, 02/15/29 (Call 02/15/24)(a)	10	9,554
Newfold Digital Holdings Group Inc., 6.00%, 02/15/29 (Call 02/15/24)(a)	20	14,760
Uber Technologies Inc., 4.50%, 08/15/29 (Call 08/15/24)(a)(b)	45	41,585
		87,413
Iron & Steel — 1.0%
Allegheny Technologies Inc., 4.88%, 10/01/29 (Call 10/01/24)(b)	10	9,132
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)	25	24,891
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(a)	10	9,172
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/06/24)(a)(b)	10	8,363
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)	13	12,871
		64,429
Leisure Time — 2.8%
Carnival Corp., 6.00%, 05/01/29 (Call 11/01/24)(a)	62	55,680
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	17	13,937
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(a)	20	19,149
Royal Caribbean Cruises Ltd.
8.25%, 01/15/29 (Call 04/01/25)(a)	30	31,331
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	30	31,936
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(a)	15	14,165
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(a)	12	11,158
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)(b)	15	12,762
		190,118
Lodging — 2.9%
Hilton Domestic Operating Co. Inc., 3.75%, 05/01/29 (Call 05/01/24)(a)	25	22,292

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
Vacations Borrower Esc, 5.00%, 06/01/29 (Call 06/01/24)(a)	$25	$22,362
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	25	22,414
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	15	12,985
Melco Resorts Finance Ltd., 5.38%, 12/04/29 (Call 12/04/24)(a)	35	29,811
Sands China Ltd., 3.35%, 03/08/29 (Call 01/08/29)	20	17,222
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(a)	35	26,919
Travel + Leisure Co., 4.50%, 12/01/29 (Call 09/01/29)(a)(b)	20	17,236
Wynn Macau Ltd., 5.13%, 12/15/29 (Call 12/15/24)(a)	30	25,321
		196,562
Machinery — 0.7%
BWX Technologies Inc., 4.13%, 04/15/29 (Call 04/15/24)(a)	10	9,063
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	15	13,405
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)	10	6,497
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(a)	20	18,604
		47,569
Media — 6.1%
Altice Financing SA, 5.75%, 08/15/29 (Call 08/15/24)(a)	65	48,642
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (Call 06/01/24)(a)	45	41,168
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	45	43,026
CSC Holdings LLC, 6.50%, 02/01/29 (Call 02/01/24)(a)	55	46,724
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(a)	25	20,728
McGraw-Hill Education Inc., 8.00%, 08/01/29 (Call 08/01/24)(a)	22	18,902
News Corp., 3.88%, 05/15/29 (Call 05/15/24)(a)	30	26,466
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(a)	15	12,467
Sirius XM Radio Inc., 5.50%, 07/01/29 (Call 07/01/24)(a)	40	36,576
TEGNA Inc., 5.00%, 09/15/29 (Call 09/15/24)	35	31,186
Univision Communications Inc., 4.50%, 05/01/29 (Call 05/01/24)(a)	35	30,375
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(a)(b)	15	13,051
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	45	41,576
		410,887
Metal Fabricate & Hardware — 0.2%
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)	15	13,371

Mining — 0.6%
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(a)	10	8,386
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)	15	13,052
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	20	19,136
		40,574
Office & Business Equipment — 0.1%
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(a)	10	6,832

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	15	13,287

Oil & Gas — 5.1%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	15	15,364
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, 06/30/29 (Call 09/01/24)(a)(b)	10	9,025
Security	Par (000)	Value

Oil & Gas (continued)
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(a)	$15	$14,345
6.75%, 04/15/29 (Call 04/15/24)(a)	30	29,847
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(a)	15	14,033
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)	20	19,073
Comstock Resources Inc., 6.75%, 03/01/29 (Call 03/01/24)(a)	40	37,324
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(a)	15	14,113
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 02/01/29 (Call 02/01/24)(a)	20	18,520
Laredo Petroleum Inc., 7.75%, 07/31/29 (Call 07/31/24)(a)	10	8,574
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(a)	20	19,162
Murphy Oil Corp., 7.05%, 05/01/29	10	10,182
Parkland Corp., 4.50%, 10/01/29 (Call 10/01/24)(a)	25	22,097
Patterson-UTI Energy Inc., 5.15%, 11/15/29 (Call 08/15/29)	10	9,273
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)	10	9,425
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)	20	20,811
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	20	18,377
Southwestern Energy Co., 5.38%, 02/01/29 (Call 02/01/24)(b)	20	18,895
Sunoco LP/Sunoco Finance Corp., 4.50%, 05/15/29 (Call 05/15/24)	25	22,483
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(a)	10	9,244
		340,167
Packaging & Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC, 4.00%, 09/01/29 (Call 05/15/24)(a)(b)	35	28,627
Ball Corp., 6.00%, 06/15/29 (Call 05/15/26)	30	30,000
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)	15	14,353
Graphic Packaging International LLC, 3.50%, 03/01/29 (Call 09/01/28)(a)	10	8,737
LABL Inc., 8.25%, 11/01/29 (Call 11/01/24)(a)	15	12,491
Sealed Air Corp., 5.00%, 04/15/29 (Call 04/15/25)(a)	15	14,008
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)	10	8,885
		117,101
Pharmaceuticals — 1.6%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	15	13,134
AdaptHealth LLC, 4.63%, 08/01/29 (Call 02/01/24)(a)	15	12,341
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)	20	15,201
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	45	40,032
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	15	13,355
Owens & Minor Inc., 4.50%, 03/31/29 (Call 03/31/24)(a)(b)	15	12,922
		106,985
Pipelines — 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 06/15/29 (Call 06/15/24)(a)	25	23,466
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(a)	20	18,936
8.00%, 04/01/29 (Call 04/01/24)(a)(b)	15	15,272
DT Midstream Inc., 4.13%, 06/15/29 (Call 06/15/24)(a)	35	31,037
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	15	14,258
EQM Midstream Partners LP, 4.50%, 01/15/29 (Call 07/15/28)(a)	25	22,837

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	$12	$11,246
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	35	30,143
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (Call 04/15/29)(a)	15	13,773
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (Call 02/15/29)(a)	40	34,667
		215,635
Real Estate — 1.0%
Howard Hughes Corp. (The), 4.13%, 02/01/29 (Call 02/01/24)(a)	20	16,923
Hunt Companies Inc., 5.25%, 04/15/29 (Call 04/15/24)(a)	20	15,965
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 03/01/24)	20	16,314
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 01/15/24)(a)	27	19,970
		69,172
Real Estate Investment Trusts — 3.6%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	15	12,018
Iron Mountain Inc.
4.88%, 09/15/29 (Call 09/15/24)(a)	30	27,075
7.00%, 02/15/29 (Call 08/15/25)	30	30,118
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(a)	20	16,854
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29 (Call 08/01/24)	27	21,517
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/15/24)(a)	25	21,837
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(a)	20	17,813
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	15	12,568
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	45	37,941
Service Properties Trust, 4.95%, 10/01/29 (Call 07/01/29)	12	9,250
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	30	20,872
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	15	13,069
		240,932
Retail — 7.3%
1011778 BC ULC/New Red Finance Inc., 3.50%, 02/15/29 (Call 02/15/24)(a)	25	21,990
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)	15	12,483
Asbury Automotive Group Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	25	22,168
Bath & Body Works Inc., 7.50%, 06/15/29 (Call 06/15/24)(b)	15	15,194
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/25)(a)	10	8,843
Bloomin’ Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(a)(b)	10	9,095
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)	7	6,314
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)	7	5,930
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(a)	25	21,517
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	30	26,255
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	10	7,813
Security	Par (000)	Value

Retail (continued)
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(a)	$15	$13,011
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	25	18,629
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(a)(b)	10	8,943
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)	25	21,540
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	30	26,181
Lithia Motors Inc., 3.88%, 06/01/29 (Call 06/01/24)(a)(b)	25	21,530
Macy’s Retail Holdings LLC, 5.88%, 04/01/29 (Call 04/01/24)(a)(b)	15	13,878
Michaels Companies Inc. (The), 7.88%, 05/01/29 (Call 04/01/24)(a)	40	28,508
Murphy Oil USA Inc., 4.75%, 09/15/29 (Call 09/15/24)	15	13,796
Papa John’s International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	10	8,600
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(a)	10	8,017
6.75%, 08/01/29 (Call 08/01/24)(a)	12	9,780
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(a)(b)	10	8,685
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	15	12,979
PetSmart Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (Call 02/15/24)(a)	35	34,155
Sonic Automotive Inc., 4.63%, 11/15/29 (Call 11/15/24)(a)(b)	20	17,136
SRS Distribution Inc.
6.00%, 12/01/29 (Call 12/01/24)(a)	25	21,672
6.13%, 07/01/29 (Call 07/01/24)(a)	15	13,205
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(a)	20	17,663
Victoria’s Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)	20	15,006
		490,516
Semiconductors — 0.3%
Entegris Inc., 3.63%, 05/01/29 (Call 05/01/24)(a)	10	8,720
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)	10	8,628
		17,348
Software — 5.4%
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	25	24,719
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (Call 06/30/24)(a)(b)	30	26,648
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	110	99,068
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	105	94,100
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	15	13,283
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	20	17,328
Open Text Corp., 3.88%, 12/01/29 (Call 12/01/24)(a)	25	21,145
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(a)	20	17,648
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(a)	20	17,042
Twilio Inc., 3.63%, 03/15/29 (Call 03/15/24)	15	12,870
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(a)(b)	20	17,203
		361,054
Telecommunications — 3.7%
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)	65	46,138
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	15	10,593
5.13%, 07/15/29 (Call 04/15/24)(a)	80	56,093
CommScope Inc., 4.75%, 09/01/29 (Call 09/01/24)(a)	40	30,750

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Frontier Communications Holdings LLC
5.88%, 11/01/29 (Call 11/01/24)	$20	$14,661
6.75%, 05/01/29 (Call 05/01/24)(a)	32	24,748
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)	25	16,507
3.75%, 07/15/29 (Call 01/15/24)(a)	30	19,682
3.88%, 11/15/29 (Call 08/15/29)(a)	25	21,315
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	10	8,599
		249,086
Transportation — 0.7%
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)	9	7,084
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)	25	21,221
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	25	20,240
		48,545

Total Long-Term Investments — 98.7%
(Cost: $7,129,378)		6,622,567

Short-Term Securities

Money Market Funds — 17.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(e)(f)(g)	1,159	1,159,619

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(e)(f)	30	$30,000

Total Short-Term Securities — 17.7%
(Cost: $1,189,164)		1,189,619

Total Investments — 116.4%
(Cost: $8,318,542)		7,812,186

Liabilities in Excess of Other Assets — (16.4)%		(1,100,190)

Net Assets — 100.0%		$6,711,996

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,466,336	$—	$(307,601	)(a)	$291	$593	$1,159,619	1,159	$7,802	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—	(40,000	)(a)	—	—	30,000	30	1,545		—
					$291	$593	$1,189,619		$9,347		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2029 Term High Yield and Income ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,622,567	$—	$6,622,567
Short-Term Securities
Money Market Funds	1,189,619	—	—	1,189,619
	$1,189,619	$6,622,567	$—	$7,812,186

Portfolio Abbreviation

PIK	Payment-in-kind